Cover	Jan. 29, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2025
Entity File Number	001-33135
Entity Registrant Name	Regional Health Properties, Inc.
Entity Central Index Key	0001004724
Entity Tax Identification Number	81-5166048
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	1050 Crown Pointe Parkway
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	(678)
Local Phone Number	869-5116
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable.
Common Stock, no par value
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RHE
Security Exchange Name	NYSEAMER
Series A Redeemable Preferred Shares, no par value
Title of 12(b) Security	Series A Redeemable Preferred Shares, no par value
Trading Symbol	RHE-PA
Security Exchange Name	NYSEAMER